INVENTORIES, NET	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 3: INVENTORIES, NET

	June 30,	December 31,
	2022	2021
	$	$
Raw materials, parts and supplies	1,855	1,947
Finished products	1,786	1,614

	3,641	3,561

As of June 30, 2022 and December 31, 2021, inventory is presented net of write-offs for slow inventory in the amount of approximately $3,366 and $3,148, respectively.